Other Financial Liabilities (Tables)	12 Months Ended
Jan. 31, 2025
Text block [abstract]
Summary of Other Financial Liabilities
The Company’s other financial liabilities were as follows, as at:

	January 31, 2025	January 31, 2024
Dealer holdback programs and customer deposits	$39.8	$40.1
Due to Bombardier Inc.	22.7	22.4
Derivative financial instruments	64.3	7.8
Non-controlling interest liability	23.4	26.4
Other	16.2	14.2
Total other financial liabilities	$166.4	$110.9
Current	86.2	45.8
Non-current [a]	80.2	65.1
Total other financial liabilities	$166.4	$110.9
[a]
The
non-current
portion is mainly comprised of the amount due to Bombardier Inc. in connection with indemnification related to income taxes and the amount of the non-controlling
interest liability.